John Hancock
Diversified Macro Fund
Quarterly portfolio holdings 7/31/2024

Consolidated Fund’s investments
As of 7-31-24 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 79.9%				$1,586,972,747
(Cost $1,587,021,247)
U.S. Government 79.9%				1,586,972,747
U.S. Treasury Bill	5.138	11-07-24	100,000,000	98,610,169
U.S. Treasury Bill	5.175	09-05-24	212,000,000	210,912,388
U.S. Treasury Bill	5.197	08-22-24	174,000,000	173,464,562
U.S. Treasury Bill	5.205	09-19-24	98,000,000	97,300,075
U.S. Treasury Bill	5.220	08-15-24	144,000,000	143,705,141
U.S. Treasury Bill	5.230	08-08-24	178,500,000	178,317,400
U.S. Treasury Bill	5.237	09-12-24	196,000,000	194,792,211
U.S. Treasury Bill	5.239	08-29-24	184,000,000	183,245,088
U.S. Treasury Bill	5.241	09-26-24	168,000,000	166,625,713
U.S. Treasury Bill	5.255	08-01-24	140,000,000	140,000,000

Total investments (Cost $1,587,021,247) 79.9%	$1,586,972,747
Other assets and liabilities, net 20.1%	398,039,915
Total net assets 100.0%	$1,985,012,662

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Australian 10-Year Bond Futures	721	Long	Sep 2024	$53,432,975	$54,585,514	$1,152,539
Brent Crude Futures	1,297	Long	Sep 2024	108,618,882	105,523,920	(3,094,962)
CAC40 Index Futures	904	Long	Aug 2024	74,234,556	73,728,831	(505,725)
Canadian 10-Year Bond Futures	183	Long	Sep 2024	16,008,421	16,336,327	327,906
Cocoa Futures	77	Long	Sep 2024	6,780,041	6,350,015	(430,026)
Cocoa Futures	15	Long	Dec 2024	1,068,395	1,055,368	(13,027)
Coffee ’C’ Futures	446	Long	Sep 2024	38,296,025	38,233,350	(62,675)
DAX Index Futures	380	Long	Sep 2024	188,895,273	191,079,546	2,184,273
Dow Jones Industrial Average Index E-Mini Futures	275	Long	Sep 2024	55,957,292	56,475,375	518,083
Electrolytic Copper Futures	131	Long	Sep 2024	32,370,115	30,065,515	(2,304,600)
Euro STOXX 50 Index Futures	2,922	Long	Sep 2024	155,560,641	155,017,792	(542,849)
Euro-BOBL Futures	629	Long	Sep 2024	78,802,530	80,136,234	1,333,704
Euro-Bund Futures	2,123	Long	Sep 2024	304,317,131	307,949,881	3,632,750
FTSE 100 Index Futures	747	Long	Sep 2024	78,740,136	80,396,513	1,656,377
Gas Oil Futures	930	Long	Sep 2024	71,987,527	69,889,500	(2,098,027)
Gasoline RBOB Futures	943	Long	Sep 2024	98,147,517	97,288,178	(859,339)
Gold 100 Oz Futures	170	Long	Dec 2024	41,429,704	42,420,100	990,396
Long Gilt Futures	891	Long	Sep 2024	112,110,944	113,889,199	1,778,255
Nikkei 225 Index Futures	419	Long	Sep 2024	110,299,883	108,130,837	(2,169,046)
NY Harbor ULSD Futures	354	Long	Sep 2024	37,461,611	36,444,442	(1,017,169)
Primary Aluminum Futures	328	Long	Sep 2024	20,909,624	18,529,458	(2,380,166)
Russell 2000 E-Mini Index Futures	1,206	Long	Sep 2024	136,806,938	137,061,900	254,962
S&P 500 E-Mini Index Futures	328	Long	Sep 2024	90,704,224	91,151,200	446,976
Silver Futures	249	Long	Sep 2024	36,541,441	36,198,375	(343,066)
Soybean Meal Futures	223	Long	Dec 2024	7,299,651	7,042,340	(257,311)
Soybean Oil Futures	197	Long	Dec 2024	5,311,093	5,005,770	(305,323)
Sugar No. 11 (World) Futures	1,088	Long	Oct 2024	23,305,388	23,164,826	(140,562)
TOPIX Index Futures	354	Long	Sep 2024	66,473,789	65,173,525	(1,300,264)
U.S. Dollar Index Futures	328	Long	Sep 2024	34,283,007	34,051,320	(231,687)
U.S. Treasury Long Bond Futures	183	Long	Sep 2024	21,958,078	22,205,906	247,828
WTI Crude Oil Futures	1,297	Long	Aug 2024	104,584,186	101,697,770	(2,886,416)
Zinc Futures	210	Long	Sep 2024	15,351,666	13,916,595	(1,435,071)
10-Year Japanese Government Bond Futures	10	Short	Sep 2024	(9,536,051)	(9,551,751)	(15,700)
10-Year Mini Japanese Government Bond Futures	18	Short	Sep 2024	(1,717,539)	(1,718,594)	(1,055)
10-Year U.S. Treasury Note Futures	537	Short	Sep 2024	(59,586,218)	(60,261,469)	(675,251)
2-Year U.S. Treasury Note Futures	3,761	Short	Oct 2024	(770,607,971)	(773,473,156)	(2,865,185)
3-Month EURIBOR Futures	3,459	Short	Dec 2025	(910,296,404)	(914,632,224)	(4,335,820)
3-Month SOFR Index Futures	3,761	Short	Mar 2026	(904,340,185)	(907,717,350)	(3,377,165)
3-Month SONIA Index Futures	511	Short	Mar 2026	(157,657,985)	(158,102,696)	(444,711)
5-Year U.S. Treasury Note Futures	1,455	Short	Oct 2024	(155,539,255)	(157,458,281)	(1,919,026)
Corn Futures	2,070	Short	Dec 2024	(47,262,527)	(41,400,000)	5,862,527
Cotton No. 2 Futures	223	Short	Dec 2024	(8,032,572)	(7,681,235)	351,337
Euro-Schatz Futures	4,075	Short	Sep 2024	(466,027,035)	(468,161,932)	(2,134,897)
Hang Seng Index Futures	131	Short	Aug 2024	(14,455,335)	(14,517,801)	(62,466)
Hard Red Winter Wheat Futures	629	Short	Sep 2024	(19,880,643)	(17,242,463)	2,638,180
Nasdaq 100 E-Mini Index Futures	236	Short	Sep 2024	(90,903,759)	(92,064,780)	(1,161,021)
Natural Gas Futures	1,048	Short	Aug 2024	(24,569,755)	(21,463,040)	3,106,715
Soybean Futures	1,048	Short	Nov 2024	(56,011,388)	(53,631,400)	2,379,988
Wheat Futures	917	Short	Dec 2024	(29,048,105)	(25,274,813)	3,773,292
						$(6,733,520)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	3

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	30,388,000	USD	20,579,892	BOA	9/18/2024	—	$(683,293)
AUD	315,835,000	USD	212,288,015	BOA	9/20/2024	—	(5,485,165)
CAD	13,337,000	USD	9,723,875	BOA	9/18/2024	—	(50,294)
CAD	393,553,000	USD	289,030,120	BOA	9/20/2024	—	(3,562,221)
CHF	7,353,000	USD	8,345,071	BOA	9/18/2024	$80,896	—
CHF	195,811,000	USD	220,389,153	BOA	9/20/2024	4,050,806	—
EUR	39,225,000	USD	42,881,866	BOA	9/18/2024	—	(334,586)
EUR	520,902,000	USD	566,543,884	BOA	9/20/2024	—	(1,471,045)
GBP	146,218,000	USD	188,971,528	BOA	9/18/2024	—	(919,303)
GBP	149,109,000	USD	189,969,879	BOA	9/20/2024	1,803,117	—
JPY	2,395,160,000	USD	15,598,591	BOA	9/18/2024	504,810	—
JPY	29,418,698,000	USD	187,144,188	BOA	9/20/2024	10,702,908	—
MXN	1,679,883,000	USD	93,635,151	BOA	9/18/2024	—	(4,142,333)
MXN	1,585,974,000	USD	82,794,765	BOA	9/20/2024	1,669,920	—
NZD	2,912,000	USD	1,746,202	BOA	9/18/2024	—	(13,025)
NZD	211,305,000	USD	129,380,253	BOA	9/20/2024	—	(3,614,896)
USD	176,067,668	AUD	265,325,000	BOA	9/18/2024	2,345,632	—
USD	211,777,126	AUD	315,835,000	BOA	9/20/2024	4,974,277	—
USD	289,114,830	CAD	393,724,000	BOA	9/18/2024	3,539,298	—
USD	287,967,529	CAD	393,553,000	BOA	9/20/2024	2,499,631	—
USD	236,309,822	CHF	209,993,000	BOA	9/18/2024	—	(4,325,839)
USD	222,134,092	CHF	195,811,000	BOA	9/20/2024	—	(2,305,867)
USD	574,581,290	EUR	527,512,000	BOA	9/18/2024	2,390,069	—
USD	565,608,763	EUR	520,902,000	BOA	9/20/2024	535,924	—
USD	190,928,950	GBP	149,109,000	BOA	9/20/2024	—	(844,045)
USD	207,009,582	JPY	32,518,636,000	BOA	9/18/2024	—	(11,623,256)
USD	190,990,711	JPY	29,418,698,000	BOA	9/20/2024	—	(6,856,387)
USD	2,307,698	MXN	41,925,000	BOA	9/18/2024	74,217	—
USD	88,339,231	MXN	1,585,974,000	BOA	9/20/2024	3,874,546	—
USD	97,024,318	NZD	160,535,000	BOA	9/18/2024	1,476,377	—
USD	129,997,546	NZD	211,305,000	BOA	9/20/2024	4,232,189	—
						$44,754,617	$(46,231,555)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
WTI	West Texas Intermediate
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

Notes to Consolidated Fund’s investments (unaudited)
Basis of consolidation. The accompanying Consolidated Fund’s investments include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P. (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of July 31, 2024, the net assets of the subsidiary were $188,944,445 representing 9.5% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$1,586,972,747	—	$1,586,972,747	—
Total investments in securities	$1,586,972,747	—	$1,586,972,747	—
Derivatives:
Assets
Futures	$32,636,088	$32,636,088	—	—
Forward foreign currency contracts	44,754,617	—	$44,754,617	—
Liabilities
Futures	(39,369,608)	(39,307,142)	(62,466)	—
Forward foreign currency contracts	(46,231,555)	—	(46,231,555)	—
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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